Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions
16.	Related Party Transactions
(a)	Related parties

Names of related parties	Relationship with the Group
Tencent Group	A shareholder of the Company
Ningbo Hexin Equity Investment Partnership	Company controlled by one of the executive officers of the Company
Shanghai Fufeitong Information Service Co., Ltd. and its affiliates (“Fufeitong Group”)	Company controlled by one of the executive officers of the Company

(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Services provided to:
Fufeitong Group	10,765	4,272	—	—

Services received from:
Tencent Group	7,061,132	7,182,496	6,772,163	927,782
Fufeitong Group	653,972	839,985	902,266	123,610

(c)	The Group had the following significant related party balances as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Amounts due from related parties:
Current:
Tencent Group*	3,516,220	3,427,778	469,604
Ningbo Hexin Equity Investment Partnership **	710,632	710,632	97,356
Fufeitong Group***	3,201,218	3,430,770	470,013

Amounts due to related parties:
Current:
Tencent Group	1,112,583	669,635	91,739
Fufeitong Group	126,193	132,224	18,115

*The balance primarily represents receivables due from the online payment platform operated by Tencent Group.

**The balance represents loans to Ningbo Hexin Equity Investment Partnership, an entity controlled by one of the executive officers of the Company.

***The balance primarily represents receivables due from the online payment platform operated by Fufeitong Group.